CAPITAL STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Assumptions Used in Estimation of Grant Date Fair Value of the Options Using The Black-Scholes Option Pricing Model, Assuming No Dividends

The grant date fair value was estimated at the date of grant using the Black-Scholes option pricing model, assuming no dividends and the following assumptions:

January 14, 2011
Average risk-free interest rate	2.29%
Average expected life (in years)	6.0
Volatility	41.9%

The grant date fair value was estimated at the date of grant using the Black-Scholes option pricing model, assuming no dividends and the following assumptions:

Year ended December 31,
2011
Average risk-free interest rate	2.29%
Average expected life (in years)	6.0
Volatility	41.9%

Summary of Stock Option Activity

We settle stock option exercises with newly issued shares of our common stock (in thousands except, per share data):

	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding—January 1	373	$8.65	73	$22.40
Granted at fair value	—	—	300	5.31
Exercised	—	—	—	—
Cancelled/forfeited	(169)	12.26	—	—

Outstanding—September 30	204	5.62	373	8.65

Options exercisable at September 30	84	$6.08	133	$14.69

We settle stock option exercises with newly issued shares of our common stock (in thousands except, per share data):

	2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding—beginning of year	73	$22.40	73	$22.40
Granted at fair value	300	5.31	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—

Outstanding—end of year	373	8.65	73	22.40

Options exercisable at year-end	133	$14.69	73	$22.40

Summary of Information About Stock Options

The following table summarizes information about stock options as of September 30, 2012, (in thousands, except per share data):

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
$0.0—$5.31	200	$5.31	8.66	$—	80	$5.31	8.66	$—
$5.32—$22.40	4	$22.40	2.42	$—	4	$22.40	2.42	$—

The following table summarizes information about stock options as of December 31, 2011 (in thousands, except per share data):

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
$0.0-$5.31	300	$5.31	9.2	—	60	$5.31	9.16	—
5.32 - $22.40	73	22.40	2.92	—	73	22.40	2.92	—

Summary of Warrant Activity

A summary of warrant activity for the period ending September 30 is as follows (in thousands except per share data):

	2012		2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding—January 1,	4,219	$5.09	1,273	$4.44
Issued	2,212	0.20	649	6.35
Exercised	—	—	(35)	4.44

Outstanding—September 30	6,431	2.27	1,887	5.09

Warrants exercisable at end of period	6,431	$2.27	1,887	$5.09

A summary of warrant activity is as follows (in thousands, except per share data):

	2011		2010
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding— January 1,	1,273	$4.44	—	$—
Issued	2,993	3.10	1,273	4.44
Cancelled	(12)	5.28	—	—
Exercised	(35)	4.44	—	—

Outstanding—December 31,	4,219	5.09	1,273	4.44

Warrants exercisable at end of period	4,219	$3.48	1,273	$4.44

Schedule of Assumptions Used for Estimation of Fair Value of the Warrant Using The Black-Scholes Option Pricing Model
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We issued 100,000 warrants with an exercise price of $0.50 per share for offering costs related to our registered direct offering. The relative fair value of these offering costs was $23,000 and recorded to Additional Paid In Capital. We estimated the fair value of the warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	May 2, 2012
Expected life	1.7 years
Expected volatility	89.4%
Dividends	None
Risk-free interest rate	0.27%